Segment And Geographic Information (Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-Lived Assets) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Consolidated, Net revenue	¥ 1,535,859	[1]	¥ 1,130,698	[1]	¥ 1,150,822	[1]
Consolidated, income (loss) before income taxes	84,957		93,255		105,247
Consolidated, Long-lived assets	1,206,496		509,234		495,051
Americas [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	143,350	[1]	168,889	[1]	131,512	[1]
Consolidated, income (loss) before income taxes	(24,612)		4,410		3,557
Consolidated, Long-lived assets	94,698		91,295		94,508
Europe [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	195,826	[1]	257,135	[1]	348,829	[1]
Consolidated, income (loss) before income taxes	(91,544)		(43,627)		18,995
Consolidated, Long-lived assets	114,195		115,352		98,223
Asia And Oceania [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	34,819	[1]	44,474	[1]	63,748	[1]
Consolidated, income (loss) before income taxes	(12,937)		(16,296)		13,036
Consolidated, Long-lived assets	23,892		31,642		32,871
Subtotal [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	373,995	[1]	470,498	[1]	544,089	[1]
Consolidated, income (loss) before income taxes	(129,093)		(55,513)		35,588
Consolidated, Long-lived assets	232,785		238,289		225,602
Japan [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	1,161,864	[1]	660,200	[1]	606,733	[1]
Consolidated, income (loss) before income taxes	214,050		148,768		69,659
Consolidated, Long-lived assets	¥ 973,711		¥ 270,945		¥ 269,449

[1]	There is no revenue derived from transactions with a single major external customer.